Summary of Significant Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Policies (Details) [Line Items]
Equipment useful life	10 years
Advances from customers	$ 4,572,765	$ 42,231,914
Enterprise years	5 years
Development expenses	$ 135,313	185,923
Other income	$ 42,431	$ 22,119
Securities, percentage		10.00%
Statutory surplus percentage	10.00%
Statutory surplus fund	$ 272,037	$ 63,659
PRC Companies [Member]
Summary of Significant Policies (Details) [Line Items]
Statutory surplus percentage	50.00%